Schedule of financial investments (Details) - BRL (R$) R$ in Thousands, Pure in Thousands		9 Months Ended
		Sep. 30, 2021	Dec. 31, 2020
DisclosureOfFinancialInvestmentsLineItems [Line Items]
Total		R$ 2,952,490	R$ 3,642,791
Current assets		2,936,176	3,627,227
Non-current assets		16,314	15,564
Financial assets at amortised cost, class [member] | TimeDepositInvestmentsMember
DisclosureOfFinancialInvestmentsLineItems [Line Items]
Total		72,228	53,941
Financial assets at fair value through profit or loss, category [member] | LFT's and LF's
DisclosureOfFinancialInvestmentsLineItems [Line Items]
Total	[1]	1,574,299	2,163,042
Financial assets at fair value through profit or loss, category [member] | Restricted funds investments
DisclosureOfFinancialInvestmentsLineItems [Line Items]
Total	[2]	1,184,410	1,338,289
Financial assets at fair value through profit or loss, category [member] | Restricted funds investments | Interbank Deposit Rate [Member]
DisclosureOfFinancialInvestmentsLineItems [Line Items]
Restricted fund		1,168,096
Bank deposits		R$ 16,314
Deposits yields rate		100.00%
Financial assets at fair value through profit or loss, category [member] | Other
DisclosureOfFinancialInvestmentsLineItems [Line Items]
Total		R$ 121,553	R$ 87,519

[1]	These refer to Brazilian floating-rate government bonds (“LFTs”) issued by the Brazilian Federal Government and floating-rate bonds (“LFs”) issued by financial institutions. These bonds have original maturity above three months and immediate liquidity in the secondary market.
[2]	Includes the following amounts: R$1,168,096 in restricted funds used in the program for relocation of residents in Alagoas (Note 24.1(i)); and R$16,314 of bank deposits with yields of approximately 100% of the Interbank Deposit Rate (“CDI”).